LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Expenses relating to short-term assets	R$ 6,836	R$ 5,239
Expenses relating to low-value assets	1,580	3,413
Total amount recognized	R$ 8,416	R$ 8,652